Cover	Jun. 30, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2021
Entity File Number	00-24723
Entity Registrant Name	ROGUE ONE, INC.
Entity Central Index Key	0001058330
Entity Tax Identification Number	88-0393257
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3416 Shadybrook Drive
Entity Address, City or Town	Midwest City
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	73110
City Area Code	(405)
Local Phone Number	733-1567
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false